CECL (Details 6) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	SFr 1,963	SFr 1,964	SFr 2,041
Interest income recognized	29	30
Amortized cost of non-accrual assets with no specific allowance	SFr 105	210
Minimum [Member]
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Write-Down of Loan to Net Book Value Loan Provision Threshold as Percentage of Loan Notional Amount	90.00%
Corporate and institutional
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	SFr 1,109	925	1,317
Interest income recognized	18	17
Amortized cost of non-accrual assets with no specific allowance	31	96
Corporate and institutional | Real estate
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	127	167	324
Interest income recognized	1	6
Amortized cost of non-accrual assets with no specific allowance	1	0
Corporate and institutional | Commercial and industrial loans
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	812	698	925
Interest income recognized	9	11
Amortized cost of non-accrual assets with no specific allowance	30	96
Corporate and institutional | Financial institutions
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	159	41	68
Interest income recognized	7	0
Amortized cost of non-accrual assets with no specific allowance	0	0
Corporate and institutional | Governments and public institutions
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	11	19	0
Interest income recognized	1	0
Amortized cost of non-accrual assets with no specific allowance	0	0
Consumer
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	854	1,039	724
Interest income recognized	11	13
Amortized cost of non-accrual assets with no specific allowance	74	114
Consumer | Mortgages
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	383	572	418
Interest income recognized	4	2
Amortized cost of non-accrual assets with no specific allowance	64	111
Consumer | Loans collateralized by securities
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	283	262	105
Interest income recognized	4	8
Amortized cost of non-accrual assets with no specific allowance	2	2
Consumer | Consumer finance
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	188	205	201
Interest income recognized	3	3
Amortized cost of non-accrual assets with no specific allowance	8	1
Bank
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	1,952	1,952	2,029
Interest income recognized	29	30
Amortized cost of non-accrual assets with no specific allowance	105	210
Bank | Corporate and institutional
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	1,098	913	1,305
Interest income recognized	18	17
Amortized cost of non-accrual assets with no specific allowance	31	96
Bank | Corporate and institutional | Real estate
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	127	167	324
Interest income recognized	1	6
Amortized cost of non-accrual assets with no specific allowance	1	0
Bank | Corporate and institutional | Commercial and industrial loans
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	801	686	913
Interest income recognized	9	11
Amortized cost of non-accrual assets with no specific allowance	30	96
Bank | Corporate and institutional | Financial institutions
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	159	41	68
Interest income recognized	7	0
Amortized cost of non-accrual assets with no specific allowance	0	0
Bank | Corporate and institutional | Governments and public institutions
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	11	19	0
Interest income recognized	1	0
Amortized cost of non-accrual assets with no specific allowance	0	0
Bank | Consumer
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	854	1,039	724
Interest income recognized	11	13
Amortized cost of non-accrual assets with no specific allowance	74	114
Bank | Consumer | Mortgages
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	383	572	418
Interest income recognized	4	2
Amortized cost of non-accrual assets with no specific allowance	64	111
Bank | Consumer | Loans collateralized by securities
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	283	262	105
Interest income recognized	4	8
Amortized cost of non-accrual assets with no specific allowance	2	2
Bank | Consumer | Consumer finance
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	188	205	SFr 201
Interest income recognized	3	3
Amortized cost of non-accrual assets with no specific allowance	SFr 8	SFr 1